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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta             New York, New York            May 15, 2009
------------------------          --------------------        -----------------
      [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                           1
                                                            ------------------

Form 13F Information Table Entry Total:                                    106
                                                            ------------------

Form 13F Information Table Value Total:                             $4,514,040
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NO.               FORM 13F FILE NUMBER               NAME
      -------------     -----------------------------      --------------------

      1.                028-10418                          George Soros

                                                    Soros Fund Management LLC
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2009



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                    COM           00206R102    $2,520        100,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SB NT
AGERE SYS INC               CV 6.5%09     00845VAA8    $84,084    83,666,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

AIRGAS INC                  COM           009363102    $1,508         44,600  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ALLEGHENY ENERGY INC        COM           017361106    $5,793        250,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ALLIED NEVADA GOLD CORP     COM           019344100    $315           53,837  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ALLOS THERAPEUTICS INC      COM           019777101    $3,778        611,353  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN ELEC PWR INC       COM           025537101    $39,886     1,579,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ARCH COAL INC               COM           039380100    $19,398     1,450,861  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SR NT
AUDIOCODES LTD              CV 2%24       050732AB2    $67,817    70,738,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

BEST BUY INC                COM           086516101    $72,877     1,919,835  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

BLUEFLY INC                 COM NEW       096227301    $4,569      4,860,115  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

BRINKS HOME SEC HLDGS
INC                         COM           109699108    $26,483     1,171,815  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

CME GROUP INC               COM           12572Q105    $1,971          8,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

CARDIOVASCULAR SYS
INC DEL                     COM           141619106    $1,055        148,780  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------

CIRRUS LOGIC INC            COM           172755100    $6,643      1,766,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

CITI TRENDS INC             COM           17306X102    $21,028       918,671  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

CLEAN ENERGY FUELS
CORP                        COM           184499101    $343           56,306  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

COACH INC                   COM           189754104    $10,187       610,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL METALS CO        COM           201723103    $1,733        150,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SB NT
CONEXANT SYSTEMS INC        CV 4%26       207142AH3    $841        5,000,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS              COM           20825C104    $161,960    4,135,850  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

COVANTA HLDG CORP           COM           22282E102    $4,758        363,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

CROWN HOLDINGS INC          COM           228368106    $6,819        300,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

DPL INC                     COM           233293109    $6,311        280,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

DESARROLLADORA HOMEX        SPONSORED
S A DE CV                   ADR           25030W100    $16,775     1,267,026  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

DIGIRAD CORP                COM           253827109    $507          473,652  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

DISCOVERY COMMUNICATNS
NEW                         COM SER A     25470F104    $1,049         65,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

DONNELLEY R R & SONS CO     COM           257867101    $36,749     5,013,525  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

DR PEPPER SNAPPLE GROUP
INC                         COM           26138E109    $4,574        270,475  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

E M C CORP MASS             COM           268648102    $2,041        179,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

EMULEX CORP                 COM NEW       292475209    $5,868      1,166,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ENTERGY CORP NEW            COM           29364G103    $65,911       968,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

EXTREME NETWORKS INC        COM           30226D106    $1,165        766,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SUB NT
FLEXTRONICS INTL LTD        CV 1%10       33938EAL1    $54,954    59,571,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

FORMFACTOR INC              COM           346375108    $1,201         66,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
FRONTIER OIL CORP           COM           35914P105    $4,477        350,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

GOOGLE INC                  CL A          38259P508    $1,323          3,800  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

HEINZ H J CO                COM           423074103    $82,270     2,488,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

HESS CORP                   COM           42809H107    $198,388    3,660,302  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

HOLOGIC INC                 COM           436440101    $49,991     3,819,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

HOME DEPOT INC              COM           437076102    $92,555     3,928,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ICICI BK LTD                ADR           45104G104    $1,927        145,000  SH  PUT                  X      1             X
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL RECTIFIER
CORP                        COM           460254105    $3,738        276,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

INTERNET BRANDS INC         COM CLASS A   460608102    $1,862        317,258  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            MSCI MEX
ISHARES INC                 INVEST        464286822    $20,763       760,000  SH  PUT    X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

KOHLS CORP                  COM           500255104    $30,993       732,353  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SUB CV
LSI CORPORATION             NT 4%10       502161AJ1    $202,408  208,668,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

LATTICE SEMICONDUCTOR
CORP                        COM           518415104    $15,410    11,166,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SR CV
LINEAR TECHNOLOGY CORP      3.125%27      535678AD8    $203,733  213,893,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

LORILLARD INC               COM           544147101    $2,658         43,055  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

LOWES COS INC               COM           548661107    $97,857     5,362,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

LUBRIZOL CORP               COM           549271104    $8,843        260,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SR NT
MACROVISION CORP            CV2.625%11    555904AB7    $118,886  129,224,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS
CORP                        COM           55611C108    $3                171  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

MACYS INC                   COM           55616P104    $87,638     9,846,947  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

MAP PHARMACEUTICALS INC     COM           56509R108    $8,560      4,076,169  SH                       X      1             X
------------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC              CL A          57636Q104    $1,172          7,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SB NT
MCDATA CORP                 CV 2.25%10    580031AD4    $163,503  169,433,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

MERCURY COMPUTER SYS        COM           589378108    $6,145      1,111,219  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

METHANEX CORP               COM           59151K108    $4,686        600,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

MICROSOFT CORP              COM           594918104    $1,581         86,050  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

NRG ENERGY INC              COM NEW       629377508    $8,990        510,823  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

NAVISTAR INTL CORP
NEW                         COM           63934E108    $6,692        200,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

NORTHEAST UTILS             COM           664397106    $3,886        180,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SR DB
NOVELL INC                  CV 0.5%24     670006AC9    $21,013    21,279,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

NV ENERGY INC               COM           67073Y106    $3,756        400,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETE CORP
DEL                         COM           674599105    $25,043       450,000  SH  PUT    X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

PPL CORP                    COM           69351T106    $5,024        175,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

PETROHAWK ENERGY CORP       COM           716495106    $3,846        200,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

PETROLEO BRASILEIRO SA      SPONSORED
PETROBR                     ADR           71654V408    $962,904   31,601,715  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL& PRODTN CO      COM           726505100    $61,842     3,589,226  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

POTASH CORP SASK INC        COM           73755L107    $460,254    5,695,503  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

PUBLIC SVC ENTERPRISE
GROUP                       COM           744573106    $7,368        250,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SB NT
RF MICRODEVICES INC         CV 1.5%10     749941AE0    $170,283  195,728,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SUB NT
RF MICRODEVICES INC         CV0.75%12     749941AG5    $103,496  171,067,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SUB NT
RF MICRODEVICES INC         CV 1%14       749941AJ9    $37,794    66,911,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

RACKABLE SYS INC            COM           750077109    $555          136,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ROCKWOOD HLDGS INC          COM           774415103    $415           52,284  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

SPDR GOLD TRUST             GOLD SHS      78463V107    $4,514         50,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

SPDR GOLD TRUST             GOLD SHS      78463V107    $993           11,000  SH  CALL   X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

SMUCKER J M CO              COM NEW       832696405    $33,506       899,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL CORP          COM SER 1     852061100    $286           80,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            CONT SB
SYMMETRICOM INC             NT CV 25      871543AB0    $40,609    46,410,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

                            SR DB
TECH DATA CORP              CV 2.75%26    878237AE6    $88,481   101,121,000  PRN        X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

TELEPHONE & DATA SYS
INC                         COM           879433100    $1,935         73,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

TERADATA CORP DEL           COM           88076W103    $3,823        235,700  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

TERADYNE INC                COM           880770102    $993          226,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC              COM           880915103    $2,809        100,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP              COM           907818108    $48,810     1,187,299  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

VIGNETTE CORP               COM NEW       926734401    $1,113        166,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

VISHAY INTERTECHNOLOGY
INC                         COM           928298108    $3,990      1,146,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

VULCAN MATLS CO             COM           929160109    $864           19,500  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

WAL MART STORES INC         COM           931142103    $94,696     1,817,589  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

WALGREEN CO                 COM           931422109    $48,935     1,885,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO               COM           959802109    $2,099        167,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

WEYERHAEUSER CO             COM           962166104    $11,028       400,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

WILLIAMS COS INC DEL        COM           969457100    $5,690        500,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

YAHOO INC                   COM           984332106    $1,676        130,800  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

YAMANA GOLD INC             COM           98462Y100    $6,475        700,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

ZIMMER HLDGS INC            COM           98956P102    $730           20,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

GREENLIGHT CAPITAL RE
LTD                         CLASS A       G4095J109    $160           10,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

NABORS INDUSTRIES LTD       SHS           G6359F103    $7,493        750,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL
LTD                         REG           H27013103    $54,940     4,963,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

RADWARE LTD                 ORD           M81873107    $1,552        266,666  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                   FAIR MARKET     SHARES OR
                         TITLE OF          CUSIP      VALUE       PRINCIPAL   SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                     CLASS           NUMBER (IN THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SHIP LEASE INC
NEW                         SHS A         Y27183105    $7,575      3,750,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL SHIP LEASE INC       *W EXP
NEW                         08/24/2010    Y27183113    $263        3,750,000  SH         X                    1       X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $4,514,040
(in thousands)


The following investment managers that are required to file a report pursuant to
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:


         028-06437       Atlantic Investment Management, Inc.
         028-05875       Blavin & Company, Inc.
         028-12212       Discovery Capital Management, LLC
         028-11106       EAC Management LP
         028-11486       Horseman Capital Management Ltd.
         028-06256       Martin Currie Investment Management Ltd.
         028-10804       RR Partners LP
         028-05395       Select Equity Group, Inc.
         028-05369       Sirios Capital Management, L.P.


** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.